Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Aug. 18, 2022 $ / shares
Summary of Significant Accounting Policies [Line Items]
Warrants price (in Dollars per share)					$ 5
Advertising expenses | $		$ 5,700		$ 900
Employee benefits | $	$ 400	1,800		900
Underpayment of taxes		$ (14,085)	¥ 100,000
Accrued income tax payable | $				$ 9
Number of reportable segment		1	1
Private Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants price (in Dollars per share)		$ 0.17
Warrants issued (in Shares) | shares		350,000
Representative Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants price (in Dollars per share)		$ 0.33
Warrants issued (in Shares) | shares		690,000
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants issued (in Shares) | shares		14,840,000
Public Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants issued (in Shares) | shares		13,800,000
Minimum [Member] | Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants exercise per share (in Dollars per share)		$ 11.5
Maximum [Member] | Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants exercise per share (in Dollars per share)		$ 12